Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Common shares [Member] shares	Treasury Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive income)/ loss [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Total Huize Holding Limited shareholders' equity [Member] CNY (¥)	Total Huize Holding Limited shareholders' equity [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Non-Controlling interest [Member] CNY (¥)	Common Class A [Member] Common shares [Member] CNY (¥) shares	Common Class B [Member] Common shares [Member] CNY (¥) shares
Balance Beginning at Dec. 31, 2021	¥ 360,913				¥ (9,545)	¥ 896,772	¥ (27,295)	¥ (499,940)		¥ 360,064		¥ 849	¥ 62	¥ 10
Balance Beginning (Shares) at Dec. 31, 2021 | shares													889,603,586	150,591,207
Balance Beginning (Shares) at Dec. 31, 2021 | shares					3,436,860
Net (loss)/profit for the year	(33,740)							(31,187)		(31,187)		(2,553)
Repurchase of Class A common shares	(5,761)				¥ (5,761)					(5,761)
Repurchase of Class A common shares (Shares) | shares				13,097,740	13,097,740
Share-based payment compensation	8,163					8,163				8,163
Capital injection from non-controlling interests	2,850											2,850
Foreign currency translation	9,600						9,600			9,600
Balance Ending at Dec. 31, 2022	342,025				¥ (15,306)	904,935	(17,695)	(531,127)		340,879		1,146	¥ 62	¥ 10
Balance Ending (Accounting Standards Update 2019-11 [Member]) at Dec. 31, 2022			¥ 2,702						¥ 2,702		¥ 2,702
Balance Ending (Shares) at Dec. 31, 2022 | shares													889,603,586	150,591,207
Balance Ending (Shares) at Dec. 31, 2022 | shares					16,534,600
Net (loss)/profit for the year	70,554							70,188		70,188		366
Repurchase of Class A common shares	(13,274)				¥ (13,274)					(13,274)
Repurchase of Class A common shares (Shares) | shares				30,333,340	30,333,340
Shares issued upon exercise of option	560					560				560
Shares issued upon exercise of option (Shares) | shares													1,232,560
Share-based payment compensation	463					463				463
Capital injection from non-controlling interests	3,750											3,750
Foreign currency translation	3,635						3,635			3,635
Balance Ending at Dec. 31, 2023	¥ 410,415				¥ (28,580)	905,958	(14,060)	(458,237)		405,153		5,262	¥ 62	¥ 10
Balance Ending (Shares) at Dec. 31, 2023 | shares													890,836,146	150,591,207
Balance Ending (Shares) at Dec. 31, 2023 | shares	46,867,940	46,867,940			46,867,940
Net (loss)/profit for the year	¥ 566	$ 78						(649)		(649)		1,215
Change of the capital from non-controlling interest shareholders						(1,089)				(1,089)		1,089
Repurchase of Class A common shares	(933)				¥ (933)					(933)
Repurchase of Class A common shares (Shares) | shares				3,546,960	3,546,960
Capital injection from non-controlling interests	3,700											3,700
Foreign currency translation	1,196	164					1,196			1,196
Issuance of Class A common shares for acquisition of a subsidiary	14,300					5,061				5,062		9,238	¥ 1
Issuance of Class A common shares for acquisition of a subsidiary (Shares) | shares													17,845,170
Balance Ending at Dec. 31, 2024	¥ 429,244	$ 58,807			¥ (29,513)	¥ 909,930	¥ (12,864)	¥ (458,886)		¥ 408,740		¥ 20,504	¥ 63	¥ 10
Balance Ending (Shares) at Dec. 31, 2024 | shares													908,681,316	150,591,207
Balance Ending (Shares) at Dec. 31, 2024 | shares	50,414,900	50,414,900			50,414,900